Trust Account and Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2021
Trust Account And Fair Value Measurements [Abstract]
Summary of Assets and Liabilities That Are Measured At Fair Value On Recurring Basis
The following table presents information about the Company’s financial liabilities that are measured at fair value on a recurring basis as of June 30, 2021 by level within the fair value hierarchy:

Description	Level	June 30, 2021
Liabilities:
Public warrant liabilities	1	$113,850,000

Private warrant liabilities	3	$76,037,500

Summary of Fair Value Measurements Inputs
The following table provides quantitative information regarding Level 3 fair value measurements inputs as their measurement dates:

As of June 30, 2021
Exercise price	$11.50
Stock price	$9.96
Volatility	48.9%
Term	5.25
Risk-free rate	0.91%

Summary of Change in the Fair Value of the Warrant Liabilities
The change in the fair value of the warrant liabilities for the six months ended June 30, 2021 is summarized as follows:

Level 3 warrant liabilities as of December 31, 2020	$—
Issuance of Public and Private Warrants on February 26, 2021	97,875,000
Change in fair value of warrant liabilities Transfer from Level 3 to Level 1	101,545,000 (123,382,500)

Level 3 warrant liabilities as of June 30, 2021	$76,037,500

Schedule of Assets that are Measured on Recurring Basis

	Carrying Value	Gross Unrealized Holding (Loss)	Quoted Prices in Active Markets (Level 1)
U.S. Government Treasury Securities as of June 30, 2021 (1) (2)	$1,725,009,009	($9,388)	$1,724,999,621
(1)	Excludes $12,088 of cash balance held in Trust Account as of June 30, 2021.
(2)	Matures on July 20, 2021 and August 10, 2021.